INCOME TAXES - Schedule of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INCOME TAXES
Current tax	¥ 512,054		¥ 410,106	¥ 85,198
Deferred tax	53,109		(109,594)	84,991
Income tax expenses	¥ 565,163	$ 79,601	¥ 300,512	¥ 170,189